Note 18 - Subsequent Events (Details)	0 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended					1 Months Ended							1 Months Ended						0 Months Ended		1 Months Ended
	Aug. 02, 2007 USD ($)	Aug. 07, 2006 USD ($)	Oct. 05, 2005	Dec. 23, 2013	Apr. 30, 2013 USD ($)	Jul. 18, 2007 USD ($)	Dec. 31, 2013 USD ($)	Mar. 24, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jan. 08, 2014 Subsequent Event [Member] Japan, Yen One LPG Carrier [Member]	Apr. 02, 2014 Subsequent Event [Member] Japan, Yen One LPG Carrier [Member]	Apr. 30, 2014 Subsequent Event [Member] One LPG Carrier [Member] USD ($)	Jan. 29, 2014 Subsequent Event [Member] One LPG Carrier [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] One LPG Carrier [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] One LPG Carrier [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] One LPG Carrier [Member] JPY (¥)	Jan. 08, 2014 Subsequent Event [Member] One LPG Carrier [Member] USD ($)	Jan. 08, 2014 Subsequent Event [Member] One LPG Carrier [Member] JPY (¥)	Jan. 27, 2014 Subsequent Event [Member] Two LPG Carriers [Member] USD ($)	Mar. 28, 2014 Subsequent Event [Member] Eco Stream Vessel [Member] USD ($)	Jun. 30, 2014 Subsequent Event [Member] One LPG Carrier [Member] USD ($)	Jun. 30, 2014 Subsequent Event [Member] One LPG Carrier [Member] JPY (¥)	Apr. 02, 2014 Subsequent Event [Member] One LPG Carrier [Member] USD ($)	Apr. 02, 2014 Subsequent Event [Member] One LPG Carrier [Member] JPY (¥)	Mar. 05, 2014 Subsequent Event [Member] USD ($)	Feb. 14, 2014 Subsequent Event [Member] USD ($)	Apr. 30, 2014 Subsequent Event [Member] USD ($)	Mar. 31, 2014 First Tranche [Member] USD ($)
Note 18 - Subsequent Events (Details) [Line Items]
Contractual Obligation																	$ 15,206,235	¥ 1,600,000,000					$ 22,420,654	¥ 2,310,000,000
Foreign Currency Exchange Rate, Translation										105.22	103.03
undefined							50,396,200		61,632,129						3,844,508	400,000,000					2,277,882	231,000,000
Aggregate Committed Term Loan								52,500,000					13,325,000	30,000,000					22,750,000						20,400,000
Debt Instrument Number of Quarterly Installments				84 months									72 months	72 months					72 months						72 months
Proceeds from Bank Debt												14,201,294															19,845,013	17,150,000
Loans Payable to Bank, Current												1,335,000															1,100,000
Stock Issued During Period, Shares, New Issues (in Shares)	460,105	400,000	8,000,000																							3,398,558
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01				$ 0.01	$ 0.01	$ 0.01		$ 0.01																	$ 0.01
Sale of Stock, Price Per Share (in Dollars per share)		$ 12.54			$ 10.00	$ 18.00																				$ 9.71
Proceeds from Issuance of Common Stock	8,281,890					129,600,000	109,119,029																			32,999,998
Proceeds From Issuance of Equity, Net of Issuance Costs	7,826,386				109,119,029	121,932,958																				32,174,998
Payment Installment for Vessel Delivery																				$ 18,750,000